PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of plant and equipment

	As of December 31,
	2025	2024
Computer and equipment	$962	$139,530
Furniture and fixtures	–	8,342
Leasehold improvements	–	21,062
	962	168,934

Less: accumulated depreciation	(64)	(112,486)
	$898	$56,448